DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
DISCONTINUED OPERATIONS [Abstract]
Schedule of Discontinued Operations

A summary of the Company's assets and liabilities from discontinued operations as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$75	$245
Accounts receivable, net	183	906
Prepaid expenses and other current assets	51	79
Total current assets from discontinued operations	309	1,230

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$88	$258
Accrued expenses and other current liabilities	268	830
Income taxes payable	-	1,974
Toal current liabilities from discontinued operations	$356	$3,062

A summary of the Company's results from discontinued operations for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Year Ended December 31,
	2013	2012	2011

Revenue	$3,782	$8,952	$12,591
Cost of revenue	3,203	8,612	13,594
GROSS PROFIT (EXCESS OF COSTS OF REVENUES
OVER REVENUES)	579	340	(1,003)
Selling, general and administrative expenses	565	1,351	1,385
OPERATING INCOME (LOSS)	14	(1,011)	(2,388)
Other income (expense), net	618	(69)	2,139
Income tax benefit (expense)	1,221	(21)	2,905
Income (loss) from discontinued operations	$1,853	$(1,101)	$2,656